2. Summary of Significant Accounting Policies: Reclassification (Policies)	3 Months Ended
Dec. 31, 2012
Policies
Reclassification	Reclassification Certain reclassifications have been made to conform to the fiscal 2012 amounts to the fiscal 2013 classifications for comparative purposes.